Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000021879 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class A
Trading Symbol	SCAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class A)	$57	1.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1],[2]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000021881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class C
Trading Symbol	SCCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class C)	$95	1.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%	[3],[4]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000021882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R
Trading Symbol	SCRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R)	$70	1.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%	[5],[6]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000071346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class Y
Trading Symbol	SCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class Y)	$44	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[7],[8]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000057286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Investor Class
Trading Symbol	SCNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Investor Class)	$57	1.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[9],[10]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000021883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R5
Trading Symbol	SCIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R5)	$42	0.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[11],[12]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000188888 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R6
Trading Symbol	SLESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R6)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[13],[14]
Net Assets	$ 194,916,944
Holdings Count | Holding	385
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.

C000032264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class A
Trading Symbol	AFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class A)	$58	1.16%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[15]
Net Assets	$ 2,535,987,337
Holdings Count | Holding	571
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.

C000032266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class C
Trading Symbol	AFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class C)	$84	1.66%
*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[16]
Net Assets	$ 2,535,987,337
Holdings Count | Holding	571
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.

C000032267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R
Trading Symbol	AFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R)	$71	1.41%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[17]
Net Assets	$ 2,535,987,337
Holdings Count | Holding	571
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.

C000071348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class Y
Trading Symbol	AFRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class Y)	$46	0.91%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[18]
Net Assets	$ 2,535,987,337
Holdings Count | Holding	571
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.

C000032268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R5
Trading Symbol	AFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R5)	$45	0.90%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[19]
Net Assets	$ 2,535,987,337
Holdings Count | Holding	571
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.

C000120775 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R6
Trading Symbol	AFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R6)	$42	0.83%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[20]
Net Assets	$ 2,535,987,337
Holdings Count | Holding	571
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.

C000039690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class A
Trading Symbol	ASRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class A)	$62	1.28%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[21]
Net Assets	$ 391,914,935
Holdings Count | Holding	91
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.

C000039692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class C
Trading Symbol	ASRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class C)	$99	2.03%
*	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.03%	[22]
Net Assets	$ 391,914,935
Holdings Count | Holding	91
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.

C000071349 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class Y
Trading Symbol	ASRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class Y)	$50	1.03%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[23]
Net Assets	$ 391,914,935
Holdings Count | Holding	91
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.

C000039693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R5
Trading Symbol	ASRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R5)	$44	0.91%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[24]
Net Assets	$ 391,914,935
Holdings Count | Holding	91
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.

C000120776 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R6
Trading Symbol	ASRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R6)	$41	0.84%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[25]
Net Assets	$ 391,914,935
Holdings Count | Holding	91
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.

C000076854 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class A
Trading Symbol	ACPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class A)	$36	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[26],[27]
Net Assets	$ 5,449,223,910
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.

C000076856 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class C
Trading Symbol	CPCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class C)	$74	1.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[28],[29]
Net Assets	$ 5,449,223,910
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.

C000076857 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R
Trading Symbol	CPBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R)	$49	0.98%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[30],[31]
Net Assets	$ 5,449,223,910
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.

C000076858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	CPBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class Y)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[32],[33]
Net Assets	$ 5,449,223,910
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.

C000076859 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	CPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R5)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[34],[35]
Net Assets	$ 5,449,223,910
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.

C000120777 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	CPBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R6)	$21	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[36],[37]
Net Assets	$ 5,449,223,910
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.

C000084366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class A
Trading Symbol	ACEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class A)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[38],[39]
Net Assets	$ 12,647,726,636
Holdings Count | Holding	366
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.

C000084368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class C
Trading Symbol	ACERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class C)	$76	1.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[40],[41]
Net Assets	$ 12,647,726,636
Holdings Count | Holding	366
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.

C000084371 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R
Trading Symbol	ACESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R)	$51	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[42],[43]
Net Assets	$ 12,647,726,636
Holdings Count | Holding	366
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.

C000084369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class Y
Trading Symbol	ACETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class Y)	$25	0.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[44],[45]
Net Assets	$ 12,647,726,636
Holdings Count | Holding	366
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.

C000084370 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R5
Trading Symbol	ACEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R5)	$24	0.47%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[46],[47]
Net Assets	$ 12,647,726,636
Holdings Count | Holding	366
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.

C000120778 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R6
Trading Symbol	IEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R6)	$20	0.40%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[48],[49]
Net Assets	$ 12,647,726,636
Holdings Count | Holding	366
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.

C000084376 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class A
Trading Symbol	ACGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class A)	$39	0.77%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[50]
Net Assets	$ 4,190,187,328
Holdings Count | Holding	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.

C000084378 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class C
Trading Symbol	ACGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class C)	$77	1.50%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[51]
Net Assets	$ 4,190,187,328
Holdings Count | Holding	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.

C000084381 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R
Trading Symbol	ACGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R)	$52	1.02%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[52]
Net Assets	$ 4,190,187,328
Holdings Count | Holding	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.

C000084379 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class Y
Trading Symbol	ACGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class Y)	$27	0.52%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[53]
Net Assets	$ 4,190,187,328
Holdings Count | Holding	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.

C000084380 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R5
Trading Symbol	ACGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R5)	$25	0.49%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[54]
Net Assets	$ 4,190,187,328
Holdings Count | Holding	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.

C000120779 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R6
Trading Symbol	GIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R6)	$22	0.42%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[55]
Net Assets	$ 4,190,187,328
Holdings Count | Holding	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.

C000084406 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class A
Trading Symbol	VADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class A)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[56]
Net Assets	$ 6,930,463,665
Holdings Count | Holding	508
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084404 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class C
Trading Symbol	VADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class C)	$64	1.27%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[57]
Net Assets	$ 6,930,463,665
Holdings Count | Holding	508
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R
Trading Symbol	VADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[58]
Net Assets	$ 6,930,463,665
Holdings Count | Holding	508
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084405 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class Y
Trading Symbol	VADDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[59]
Net Assets	$ 6,930,463,665
Holdings Count | Holding	508
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000120780 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R6
Trading Symbol	VADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[60]
Net Assets	$ 6,930,463,665
Holdings Count | Holding	508
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000084420 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class A)	$28	0.54%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[61]
Net Assets	$ 3,576,113,181
Holdings Count | Holding	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000084422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class C)	$65	1.28%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[62]
Net Assets	$ 3,576,113,181
Holdings Count | Holding	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000084423 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	SPIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class Y)	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[63]
Net Assets	$ 3,576,113,181
Holdings Count | Holding	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000188891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R6)	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[64]
Net Assets	$ 3,576,113,181
Holdings Count | Holding	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000084424 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class A
Trading Symbol	VAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class A)	$48	0.93%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[65]
Net Assets	$ 16,351,775,542
Holdings Count | Holding	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000084426 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class C
Trading Symbol	VAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class C)	$86	1.68%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%	[66]
Net Assets	$ 16,351,775,542
Holdings Count | Holding	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000095844 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R
Trading Symbol	VAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R)	$61	1.18%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[67]
Net Assets	$ 16,351,775,542
Holdings Count | Holding	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000084427 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class Y
Trading Symbol	VAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class Y)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[68]
Net Assets	$ 16,351,775,542
Holdings Count | Holding	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000095845 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R5
Trading Symbol	VAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R5)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[69]
Net Assets	$ 16,351,775,542
Holdings Count | Holding	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000120781 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R6
Trading Symbol	VAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R6)	$31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[70]
Net Assets	$ 16,351,775,542
Holdings Count | Holding	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000160735 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ISHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class A)	$44	0.87%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[71]
Net Assets	$ 1,266,621,173
Holdings Count | Holding	657
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%

C000160736 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ISHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class C)	$81	1.62%
*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%	[72]
Net Assets	$ 1,266,621,173
Holdings Count | Holding	657
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%

C000160737 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ISHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class Y)	$31	0.62%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[73]
Net Assets	$ 1,266,621,173
Holdings Count | Holding	657
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%

C000160738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ISHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R5)	$28	0.56%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[74]
Net Assets	$ 1,266,621,173
Holdings Count | Holding	657
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%

C000188892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ISHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R6)	$28	0.56%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[75]
Net Assets	$ 1,266,621,173
Holdings Count | Holding	657
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%

C000209156 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class A
Trading Symbol	ORSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class A)	$38	0.76%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[76]
Net Assets	$ 1,528,549,383
Holdings Count | Holding	604
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,528,549,383
Total number of portfolio holdings	604
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%

C000209154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class Y
Trading Symbol	ORSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class Y)	$25	0.51%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[77]
Net Assets	$ 1,528,549,383
Holdings Count | Holding	604
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,528,549,383
Total number of portfolio holdings	604
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%

C000209155 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class R6
Trading Symbol	STMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class R6)	$21	0.43%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[78]
Net Assets	$ 1,528,549,383
Holdings Count | Holding	604
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,528,549,383
Total number of portfolio holdings	604
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%

C000209161 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	OOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class A)	$56	1.12%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[79],[80]
Net Assets	$ 2,922,449,284
Holdings Count | Holding	588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.

C000209162 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	OOSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class C)	$94	1.87%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.87%	[81],[82]
Net Assets	$ 2,922,449,284
Holdings Count | Holding	588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.

C000209160 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R
Trading Symbol	OOSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R)	$69	1.37%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%	[83],[84]
Net Assets	$ 2,922,449,284
Holdings Count | Holding	588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.

C000209159 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class Y
Trading Symbol	OOSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class Y)	$44	0.87%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[85],[86]
Net Assets	$ 2,922,449,284
Holdings Count | Holding	588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.

C000209158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R5
Trading Symbol	SFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R5)	$42	0.83%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[87]
Net Assets	$ 2,922,449,284
Holdings Count | Holding	588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.

C000209157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	OOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R6)	$40	0.79%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[88]
Net Assets	$ 2,922,449,284
Holdings Count | Holding	588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.

C000209169 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class A
Trading Symbol	OPTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class A)	$47	0.91%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[89]
Net Assets	$ 5,649,951,542
Holdings Count | Holding	59
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.

C000209174 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class C
Trading Symbol	OTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class C)	$86	1.68%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%	[90]
Net Assets	$ 5,649,951,542
Holdings Count | Holding	59
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.

C000209170 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R
Trading Symbol	OTCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R)	$60	1.18%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[91]
Net Assets	$ 5,649,951,542
Holdings Count | Holding	59
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.

C000209171 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class Y
Trading Symbol	OTCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class Y)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[92]
Net Assets	$ 5,649,951,542
Holdings Count | Holding	59
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.

C000209172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R5
Trading Symbol	CPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R5)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[93]
Net Assets	$ 5,649,951,542
Holdings Count | Holding	59
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.

C000209173 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R6
Trading Symbol	OPTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R6)	$31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[94]
Net Assets	$ 5,649,951,542
Holdings Count | Holding	59
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.

C000209176 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class A
Trading Symbol	OPOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class A)	$50	1.01%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[95]
Net Assets	$ 4,755,638,924
Holdings Count | Holding	105
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.

C000209180 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class C
Trading Symbol	ODICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class C)	$87	1.77%
*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.77%	[96]
Net Assets	$ 4,755,638,924
Holdings Count | Holding	105
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.

C000209178 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R
Trading Symbol	ODINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R)	$63	1.27%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%	[97]
Net Assets	$ 4,755,638,924
Holdings Count | Holding	105
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.

C000209177 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class Y
Trading Symbol	ODIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class Y)	$38	0.77%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[98]
Net Assets	$ 4,755,638,924
Holdings Count | Holding	105
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.

C000209175 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R5
Trading Symbol	DIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R5)	$35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[99]
Net Assets	$ 4,755,638,924
Holdings Count | Holding	105
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.

C000209179 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R6
Trading Symbol	ODIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R6)	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[100]
Net Assets	$ 4,755,638,924
Holdings Count | Holding	105
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.

C000222272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 Index Fund
Class Name	Class R6
Trading Symbol	IVNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 Index Fund (Class R6)	$15	0.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[101],[102]
Net Assets	$ 115,783,997
Holdings Count | Holding	106
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$115,783,997
Total number of portfolio holdings	106
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.23%
NVIDIA Corp.	7.73%
Microsoft Corp.	7.45%
Amazon.com, Inc.	5.64%
Broadcom, Inc.	3.89%
Meta Platforms, Inc., Class A	3.68%
Costco Wholesale Corp.	2.89%
Tesla, Inc.	2.69%
Netflix, Inc.	2.61%
Alphabet, Inc., Class A	2.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	9.23%
NVIDIA Corp.	7.73%
Microsoft Corp.	7.45%
Amazon.com, Inc.	5.64%
Broadcom, Inc.	3.89%
Meta Platforms, Inc., Class A	3.68%
Costco Wholesale Corp.	2.89%
Tesla, Inc.	2.69%
Netflix, Inc.	2.61%
Alphabet, Inc., Class A	2.51%
* Excluding money market fund holdings, if any.

C000241066 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA Municipal Bond Fund
Class Name	Invesco SMA Municipal Bond Fund
Trading Symbol	SMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA Municipal Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[103],[104]
Net Assets	$ 12,037,199
Holdings Count | Holding	44
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$12,037,199
Total number of portfolio holdings	44
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Main Street Natural Gas, Inc., Series 2023 A, RB, 5.00%, 06/01/2030	4.14%
Black Belt Energy Gas District (The) (Gas), Series 2022 F, RB, 5.25%, 12/01/2027	3.99%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB, 5.00%, 07/15/2025	3.58%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	2.88%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.74%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.25%, 01/01/2042	2.72%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments), Series 2023 B, RB, 5.75%, 06/01/2025	2.33%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB, 5.25%, 11/01/2044	2.28%
Oneida Indian Nation, Series 2024 B, RB, 6.00%, 09/01/2043	2.28%
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB, 5.00%, 10/01/2044	2.26%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Main Street Natural Gas, Inc., Series 2023 A, RB, 5.00%, 06/01/2030	4.14%
Black Belt Energy Gas District (The) (Gas), Series 2022 F, RB, 5.25%, 12/01/2027	3.99%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB, 5.00%, 07/15/2025	3.58%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	2.88%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.74%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.25%, 01/01/2042	2.72%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments), Series 2023 B, RB, 5.75%, 06/01/2025	2.33%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB, 5.25%, 11/01/2044	2.28%
Oneida Indian Nation, Series 2024 B, RB, 6.00%, 09/01/2043	2.28%
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB, 5.00%, 10/01/2044	2.26%

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[28]	Annualized.
[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[30]	Annualized.
[31]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[32]	Annualized.
[33]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[34]	Annualized.
[35]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[36]	Annualized.
[37]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[38]	Annualized.
[39]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[40]	Annualized.
[41]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[42]	Annualized.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Annualized.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	Annualized.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Annualized.
[49]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Annualized.
[82]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[83]	Annualized.
[84]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[85]	Annualized.
[86]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[87]	Annualized.
[88]	Annualized.
[89]	Annualized.
[90]	Annualized.
[91]	Annualized.
[92]	Annualized.
[93]	Annualized.
[94]	Annualized.
[95]	Annualized.
[96]	Annualized.
[97]	Annualized.
[98]	Annualized.
[99]	Annualized.
[100]	Annualized.
[101]	Annualized.
[102]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[103]	Annualized.
[104]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.